Concentration of risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues	$ 166,701	$ 313,136	$ 204,683
Accounts receivable, net	59,355	19,680
Accounts payable, trade	12,038	4,609
Deposits in excess of insured limits	11,358	509
Advances to Honesty Group	9,408
Major Customer One And Two [Member]
Concentration Risk [Line Items]
Accounts receivable, net		6,412	24,843
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net	19,406
Major Vendor One [Member]
Concentration Risk [Line Items]
Accounts payable, trade	1,961		10
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	19.00%	19.00%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	12.00%	16.00%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Sales Revenue [Member] | Major Customer One And Two [Member]
Concentration Risk [Line Items]
Revenues		96,741	76,052
Concentration risk percentage		31.00%	35.00%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues	$ 61,547
Concentration risk percentage	37.00%
Accounts Payable [Member] | Major Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	77.00%	23.00%	15.00%